Basis of Presentation - Schedule of Exchange Rates (to Euros) (Details)	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Disclosure of Exchange Rates [line items]
Exchange rates	0.0117	0.0112	0.0106	0.0097
US-Dollar (USD)
Disclosure of Exchange Rates [line items]
Exchange rates	1.17	1.12	1.06